Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current
Cash	$ 9,208	$ 3,464
Accounts receivable	1,140	107
Sales tax receivable	3,114
Prepaids and other receivables	790	503
Biological assets	3,722	1,795
Inventory	8,416	1,908
Loans receivable	314	309
Current assets	26,704	8,086
Investment in Whistler	3,807	2,566
Other investments	1,347	5,127
Property, plant and equipment	56,172	14,122
Intangible assets	11,207	11,207
Goodwill	1,792	1,792
Assets	101,029	42,900
Current
Accounts payable and other liabilities	7,878	1,176
Purchase price liability		2,590
Mortgage payable		4,000
Current liabilities	7,878	7,766
Construction loan payable	5,367
Deferred income tax liability	1,416	1,457
Liabilities	14,661	9,223
Shareholders' Equity
Share capital	83,559	33,590
Warrants	3,364	3,983
Share-based reserve	2,289	735
Accumulated deficit	(3,724)	(6,215)
Accumulated other comprehensive income	880	1,584
Equity	86,368	33,677
Equity and liabilities	101,029	42,900
Going concern
Commitments and contingencies
Subsequent events